Basis of preparation and presentation (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Jun. 30, 2019
Disclosure of subsidiaries [line items]
Leases payable (Note 14)		R$ 25,849	R$ 26,503
Trade accounts payable and others		R$ 111,170	92,954
As previously stated [Member]
Disclosure of subsidiaries [line items]
Leases payable (Note 14)	[1]
Trade accounts payable and others	[1]		138,654
Financial lease	[1]		21,197
Reclassifications [Member]
Disclosure of subsidiaries [line items]
Leases payable (Note 14)	[1]		47,446
Trade accounts payable and others	[1]		(26,249)
Financial lease	[1]		(21,197)
Reclassified [Member]
Disclosure of subsidiaries [line items]
Leases payable (Note 14)	[1]		47,446
Trade accounts payable and others	[1]		112,405
Financial lease	[1]

[1]	In order to improve presentation of leases payable in the statement of financial position starting fiscal year ended June 30, 2020, all lease payables are presented in the line item Leases payable. For comparability purposes, leases payable that were presented in Trade accounts payable and others and in finance leases as of June 30, 2019, were also reclassified to the Leases payable line item. (Note 14);